Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO(2)	Average Summary Compensation Total for Non- PEO Named Executive Officers(3)	Average Compensation Actually Paid to Non-PEO Named Executive Officers(4)	Value of Initial $100 Investment based on Total Stockholder Return(5)	Net Income (Loss) Attributable to Common Stockholders ($)
Fiscal 2024	$947,917	$1,175,054	$559,209	$575,433	$8.42	$(29,362,000)
Fiscal 2023	$600,000	$225,350	$493,409	$304,160	$5.85	$(59,247,700)
Fiscal 2022	$1,182,400	$(371,529)	$356,057	$(67,169)	$58.22	$(48,707,500)

Named Executive Officers, Footnote

(1)	Shawn K. Singh, J.D. served as our PEO for each of Fiscal 2024, Fiscal 2023 and Fiscal 2022.

(3)	For Fiscal 2024, our other NEOs consisted of Cynthia L. Anderson, Reid G. Adler and Joshua S. Prince. For Fiscal 2023 and Fiscal 2022, Jerrold D. Dotson, CPA, our former Chief Financial Officer, and Mr. Adler, J.D. were our other NEOs.

PEO Total Compensation Amount	$ 947,917	$ 600,000	$ 1,182,400
PEO Actually Paid Compensation Amount	$ 1,175,054	225,350	(371,529)
Adjustment To PEO Compensation, Footnote

(2)
The following amounts were added to and deducted from the Summary Compensation Table (SCT) amount to determine the compensation actually paid to the PEO as determined in accordance with SEC regulations:

Adjustments to Determine Compensation “Actually Paid”	Fiscal 2024	Fiscal 2023	Fiscal 2022
Deduction for amount reported under the “Stock Awards” column in the SCT	$—	$—	$—
Deduction for amount reported under the “Option Awards” column in the SCT	—	—	(269,960)
Increase for the fair value of awards granted during year that remain unvested as of year-end	—	—	181,190
Increase for the fair value of awards granted during year that remain vested as of year-end	—	—	59,481
Increase/deduction for change in fair value from prior year-end to current year-end of awards granted prior to year-end that were outstanding and unvested as of year-end	222,115	(87,164)	(666,398)
Increase/deduction for change in fair value from prior year-end to vesting date of awards granted prior to year-end that vested during year	5,022	(287,486)	(858,242)
Deduction of fair value of awards granted prior to year-end that were forfeited during year	—	—	—
Increase based upon incremental fair value of awards modified during year	—	—	—
Increase based on dividends or other earnings paid during year prior to vesting date of award.	—	—	—
Total Adjustments	$227,137	$(374,650)	$(1,553,929)

Fair values used in the determination of compensation actually paid (CAP) are determined using the same methodology as used for determining grant date fair values in our financial statements.  Specifically, the fair value of option awards was calculated in accordance with the Financial Accounting Standards Board’s Accounting Standards Codification Topic 718, Compensation - Stock Compensation, and does not reflect any amounts actually paid to or actually realized by Mr. Singh. The fair value of the option awards used in the determination of CAP was estimated using the Black-Scholes option pricing model and valuation assumptions reflecting the closing price of our common stock and related assumptions on the respective valuation dates. The grant date valuation assumptions used in the valuation of option awards may be found in the applicable footnotes to the SCT on page 24 above.

Non-PEO NEO Average Total Compensation Amount	$ 559,209	493,409	356,057
Non-PEO NEO Average Compensation Actually Paid Amount	$ 575,433	304,160	(67,169)
Adjustment to Non-PEO NEO Compensation Footnote

(4)	For our other NEOs, the following amounts were added and deducted to the SCT amount to determine the average compensation “actually paid” as determined in accordance with SEC regulations.

Adjustments to Determine Compensation “Actually Paid”	Fiscal 2024	Fiscal 2023	Fiscal 2022

Deduction for amount reported under the “Stock Awards” column in the SCT	$—	$—	$—
Deduction for amount reported under the “Option Awards” column in the SCT	(14,331)	(90,284)	(67,307)
Increase for the fair value of awards granted during year that remain unvested as of year-end	14,331	4,306	68,438
Increase for the fair value of awards granted during year that remain vested as of year-end	—	—	27,795
Increase/deduction for change in fair value from prior year-end to current year-end of awards granted prior to year-end that were outstanding and unvested as of year-end	7,945	(19,664)	(188,332)
Increase/deduction for change in fair value from prior year-end to vesting date of awards granted prior to year-end that vested during year	8,279	(83,607)	(263,846)
Deduction of fair value of awards granted prior to year-end that were forfeited during year	—	—	—
Increase based upon incremental fair value of awards modified during year	—	—	—
Increase based on dividends or other earnings paid during year prior to vesting date of award.	—	—	—
Total Adjustments	$16,224	$(189,249)	$(423,252)

Fair values used in the determination of CAP are determined using the same methodology as used for determining grant date fair values in our financial statements. Specifically, the fair value of option awards was calculated in accordance with the Financial Accounting Standards Board’s Accounting Standards Codification Topic 718, Compensation - Stock Compensation, and does not reflect any amounts actually paid to or actually realized by Messrs. Dotson or Adler. The fair value of the option awards used in the determination of CAP was estimated using the Black-Scholes option pricing model and valuation assumptions reflecting the closing price of our common stock and related assumptions on the respective valuation dates. The grant date valuation assumptions used in the valuation of option awards may be found in the applicable footnotes to the SCT on page 24 above.

Compensation Actually Paid vs. Total Shareholder Return	Compensation Actually Paid and Total Stockholder Return
Compensation Actually Paid vs. Net Income	Compensation Actually Paid and Net Loss
Total Shareholder Return Amount	$ 8.42	5.85	58.22
Net Income (Loss)	$ (29,362,000)	(59,247,700)	(48,707,500)
PEO Name	Shawn K. Singh, J.D.
Additional 402(v) Disclosure

(5)	Assumes $100 invested in our common stock on March 31, 2021, and calculated based on the difference between the closing price of our common stock, as reported on The Nasdaq Capital Market, on March 31, 2024, March 31, 2023 and 2022, the end and beginning of the measurement period, respectively, and adjusted to give effect to the Reverse Split completed in June 2023.
We generally seek to incentivize a mix between current and long-term performance and therefore do not specifically align our performance measures with “compensation actually paid” (as computed in accordance with Item 402(v) of Regulation S-K) for a particular year. In accordance with Item 402(v) of Regulation S-K, we are providing the following descriptions of the relationships between the information presented in the Pay Versus Performance table. The disclosure included in this section is prescribed by SEC rules and does not necessarily align with how the Company or the Compensation Committee views the relationship between the Company’s performance and the compensation of our NEOs.

PEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 227,137	(374,650)	(1,553,929)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	181,190
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	222,115	(87,164)	(666,398)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	59,481
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,022	(287,486)	(858,242)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Aggregate Grant Date Fair Value of Stock Award Amounts Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Aggregate Grant Date Fair Value of Option Award Amounts Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	(269,960)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year Modified During Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	16,224	(189,249)	(423,252)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	14,331	4,306	68,438
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,945	(19,664)	(188,332)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	27,795
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	8,279	(83,607)	(263,846)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Stock Award Amounts Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Option Award Amounts Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(14,331)	(90,284)	(67,307)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year Modified During Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0